John Hancock
Preferred Income Fund III
Quarterly portfolio holdings 4/30/2020

Fund’s investments
As of 4-30-20 (unaudited)
	Shares	Value
Preferred securities (A) 125.0% (82.4% of Total investments)		$601,854,581
(Cost $638,575,458)
Communication services 12.2%		58,751,613
Diversified telecommunication services 3.0%
Qwest Corp., 6.125% (B)	20,000	449,600
Qwest Corp., 6.500% (B)	141,033	3,271,966
Qwest Corp., 6.750%	330,000	7,877,100
Qwest Corp., 6.875%	130,000	3,075,800
Wireless telecommunication services 9.2%
Telephone & Data Systems, Inc., 6.875% (B)	473,000	11,181,720
Telephone & Data Systems, Inc., 7.000% (B)(C)	415,000	10,167,500
United States Cellular Corp., 6.950% (B)(C)	673,431	16,896,384
United States Cellular Corp., 7.250% (B)	227,085	5,831,543
Consumer discretionary 0.2%		1,182,600
Internet and direct marketing retail 0.2%
QVC, Inc., 6.250% (B)	60,000	1,182,600
Consumer staples 1.9%		9,180,000
Food products 1.9%
Ocean Spray Cranberries, Inc., 6.250% (D)	135,000	9,180,000
Energy 2.5%		11,970,537
Oil, gas and consumable fuels 2.5%
Enbridge, Inc., Series B (6.375% to 4-15-23, then 3 month LIBOR + 3.593%) (B)	210,000	4,937,100
NuStar Logistics LP (3 month LIBOR + 6.734%), 7.953% (B)(E)	195,000	3,720,600
Sempra Energy, 6.750% (B)	32,700	3,312,837
Financials 43.4%		208,869,821
Banks 20.7%
Bank of America Corp., 6.000% (B)	142,625	3,867,990
Bank of America Corp. (6.450% to 6-1-20, then 3 month LIBOR + 1.327%) (B)	140,000	3,655,400
Citigroup Capital XIII (3 month LIBOR + 6.370%), 7.130% (E)	338,275	9,055,622
Citigroup, Inc. (7.125% to 9-30-23, then 3 month LIBOR + 4.040%) (B)(C)	616,412	16,852,704
Fifth Third Bancorp, 6.000% (B)	211,595	5,774,428
First Republic Bank, 4.700% (B)	221,950	5,375,629
GMAC Capital Trust I (3 month LIBOR + 5.785%), 7.477% (E)	466,377	10,516,801
Regions Financial Corp., 6.375% (B)	144,408	3,649,190
Synovus Financial Corp. (6.300% to 6-21-23, then 3 month LIBOR + 3.352%) (B)	211,500	4,811,625
The PNC Financial Services Group, Inc., 5.375% (B)	40,000	1,022,000
The PNC Financial Services Group, Inc. (6.125% to 5-1-22, then 3 month LIBOR + 4.067%) (B)	210,000	5,535,600
Truist Financial Corp., Series G, 5.200% (B)	462,500	11,756,750
U.S. Bancorp (6.500% to 1-15-22, then 3 month LIBOR + 4.468%) (B)	180,000	4,861,800
Wells Fargo & Company, 6.000%	87,815	2,242,795
Wells Fargo & Company (6.625% to 3-15-24, then 3 month LIBOR + 3.690%) (B)(C)	388,450	10,375,500
Western Alliance Bancorp, 6.250% (B)	20,000	513,800
Capital markets 5.6%
Ares Management Corp., 7.000% (B)	2,513	64,433
Morgan Stanley (6.375% to 10-15-24, then 3 month LIBOR + 3.708%) (B)	170,000	4,564,500
Morgan Stanley (6.875% to 1-15-24, then 3 month LIBOR + 3.940%) (B)	130,000	3,511,300
Morgan Stanley (7.125% to 10-15-23, then 3 month LIBOR + 4.320%)	692,953	18,848,322
2	JOHN HANCOCK PREFERRED INCOME FUND III | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Financials (continued)
Consumer finance 1.3%
Navient Corp., 6.000%	295,208	$6,022,243
Insurance 15.7%
AEGON Funding Company LLC, 5.100% (B)(C)	347,450	8,342,275
American Financial Group, Inc., 5.125% (B)	162,725	4,089,279
American International Group, Inc., 5.850% (B)	261,000	6,759,900
Athene Holding, Ltd., Series A (6.350% to 6-30-29, then 3 month LIBOR + 4.253%) (B)(C)	325,000	7,887,746
Brighthouse Financial, Inc., 6.600%	293,491	7,328,470
Prudential Financial, Inc., 5.750% (B)	150,000	3,792,000
Prudential PLC, 6.500% (B)	85,943	2,217,329
The Hartford Financial Services Group, Inc. (7.875% to 4-15-22, then 3 month LIBOR + 5.596%) (B)	61,882	1,654,725
The Phoenix Companies, Inc., 7.450%	574,500	7,905,120
Unum Group, 6.250% (B)	155,000	3,737,050
W.R. Berkley Corp., 5.625% (B)	863,030	21,731,095
Thrifts and mortgage finance 0.1%
Federal National Mortgage Association, Series S, 8.250% (F)	80,000	546,400
Information technology 2.6%		12,718,000
Semiconductors and semiconductor equipment 2.6%
Broadcom, Inc., 8.000% (B)(C)	12,500	12,718,000
Real estate 5.7%		27,281,165
Equity real estate investment trusts 5.7%
American Homes 4 Rent, Series E, 6.350% (B)	81,698	2,089,018
American Homes 4 Rent, Series F, 5.875% (B)	175,450	4,131,848
Digital Realty Trust, Inc., 6.350% (B)	921	23,522
Diversified Healthcare Trust, 5.625%	862,332	15,703,066
Public Storage, 5.200% (B)	189,500	4,790,560
Public Storage, 5.375% (B)	21,275	543,151
Utilities 56.5%		271,900,845
Electric utilities 24.9%
American Electric Power Company, Inc., 6.125% (B)(C)	150,000	7,620,000
Duke Energy Corp., 5.125% (B)	856,300	21,604,449
Duke Energy Corp., 5.750% (B)(C)	240,000	6,621,600
Entergy Louisiana LLC, 5.250% (B)	153,587	3,942,578
Interstate Power & Light Company, 5.100% (B)	157,514	4,048,110
NextEra Energy Capital Holdings, Inc., 5.125% (B)	190,000	4,801,300
NextEra Energy, Inc., 5.279% (B)(C)	270,000	11,661,300
PPL Capital Funding, Inc., 5.900% (B)	916,981	23,043,733
SCE Trust II, 5.100% (B)(C)	557,307	13,052,130
SCE Trust III (5.750% to 3-15-24, then 3 month LIBOR + 2.990%) (B)	120,000	2,880,000
The Southern Company, 6.250% (B)	205,000	5,258,250
The Southern Company, 6.750% (B)	320,000	15,148,800
Gas utilities 4.8%
South Jersey Industries, Inc., 5.625% (B)	251,850	6,412,101
South Jersey Industries, Inc., 7.250%	370,750	16,613,308
Multi-utilities 26.8%
Algonquin Power & Utilities Corp. (6.200% to 7-1-24, then 3 month LIBOR + 4.010%)	375,000	10,248,750
Algonquin Power & Utilities Corp. (6.875% to 10-17-23, then 3 month LIBOR + 3.677%)	558,675	15,419,430
CenterPoint Energy, Inc., 7.000% (B)	800,000	27,072,000
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK PREFERRED INCOME FUND III	3

	Shares	Value
Utilities (continued)
Multi-utilities (continued)
CMS Energy Corp., 5.625% (B)	235,000	$6,286,250
Dominion Energy, Inc., 7.250%	52,000	5,107,960
DTE Energy Company (Callable 6-2-20), 5.250% (B)	327,000	8,220,780
DTE Energy Company (Callable 12-1-22), 5.250% (B)	200,000	5,108,000
DTE Energy Company, 6.000% (B)	97,772	2,572,381
DTE Energy Company, 6.250% (B)(C)	544,000	22,739,200
Integrys Holding, Inc. (6.000% to 8-1-23, then 3 month LIBOR + 3.220%) (B)	296,303	7,407,575
NiSource, Inc. (6.500% to 3-15-24, then 5 Year CMT + 3.632%) (B)(C)	348,000	9,594,360

Sempra Energy, 5.750% (B)(C)	370,000	9,416,500
Common stocks 3.6% (2.4% of Total investments)		$17,524,499
(Cost $29,338,564)
Communication services 0.4%		2,177,100
Diversified telecommunication services 0.4%
CenturyLink, Inc. (B)	205,000	2,177,100
Energy 3.2%		15,347,399
Oil, gas and consumable fuels 3.2%
BP PLC, ADR (B)	183,000	4,355,400
Equitrans Midstream Corp. (B)	468,013	3,921,949
The Williams Companies, Inc. (B)(C)	365,000	7,070,050

	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 20.6% (13.6% of Total investments)				$99,210,385
(Cost $120,911,598)
Communication services 1.4%				6,876,545
Wireless telecommunication services 1.4%
SoftBank Group Corp. (6.875% to 7-19-27, then 5 Year ICE Swap Rate + 4.854%) (B)(G)	6.875	07-19-27	7,895,000	6,876,545
Consumer discretionary 2.1%				10,272,420
Automobiles 2.1%
General Motors Financial Company, Inc. (6.500% to 9-30-28, then 3 month LIBOR + 3.436%) (G)	6.500	09-30-28	12,682,000	10,272,420
Consumer staples 0.2%				818,400
Food products 0.2%
Land O' Lakes, Inc. (B)(D)(G)	8.000	07-16-25	880,000	818,400
Energy 4.1%				19,672,954
Oil, gas and consumable fuels 4.1%
DCP Midstream LP (7.375% to 12-15-22, then 3 month LIBOR + 5.148%) (G)	7.375	12-15-22	12,273,000	4,694,423
Enbridge, Inc. (6.250% to 3-1-28, then 3 month LIBOR + 3.641%) (B)	6.250	03-01-78	1,000,000	915,500
Energy Transfer Operating LP (3 month LIBOR + 3.018%) (B)(E)	4.781	11-01-66	9,000,000	5,062,500
Energy Transfer Operating LP (6.625% to 2-15-28, then 3 month LIBOR + 4.155%) (B)(C)(G)	6.625	02-15-28	8,550,000	6,124,451
MPLX LP (6.875% to 2-15-23, then 3 month LIBOR + 4.652%) (B)(G)	6.875	02-15-23	4,000,000	2,876,080
Financials 9.5%				45,484,127
Banks 6.3%
Barclays PLC (7.750% to 9-15-23, then 5 Year U.S. Swap Rate + 4.842%) (B)(G)	7.750	09-15-23	7,809,000	7,535,685
Citigroup, Inc. (6.125% to 11-15-20, then 3 month LIBOR + 4.478%) (G)	6.125	11-15-20	889,000	862,686
Citizens Financial Group, Inc. (6.375% to 4-6-24, then 3 month LIBOR + 3.157%) (B)(G)	6.375	04-06-24	7,500,000	7,087,500
4	JOHN HANCOCK PREFERRED INCOME FUND III | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
JPMorgan Chase & Co. (3 month LIBOR + 3.320%) (B)(E)(G)	4.753	07-01-20	5,550,000	$4,864,631
Lloyds Banking Group PLC (7.500% to 6-27-24, then 5 Year U.S. Swap Rate + 4.760%) (G)	7.500	06-27-24	8,000,000	7,840,000
Wells Fargo & Company (5.900% to 6-15-24, then 3 month LIBOR + 3.110%) (B)(G)	5.900	06-15-24	2,000,000	2,030,000
Capital markets 0.9%
The Charles Schwab Corp. (5.375% to 6-1-25, then 5 Year CMT + 4.971%) (G)	5.375	06-01-25	4,100,000	4,253,750
Insurance 2.3%
MetLife, Inc. (5.875% to 3-15-28, then 3 month LIBOR + 2.959%) (B)(G)	5.875	03-15-28	5,000,000	5,150,000
SBL Holdings, Inc. (7.000% to 5-13-25, then 5 Year CMT + 5.580%) (B)(D)(G)	7.000	05-13-25	9,050,000	5,859,875
Utilities 3.3%				16,085,939
Electric utilities 2.3%
Emera, Inc. (6.750% to 6-15-26, then 3 month LIBOR + 5.440%) (B)	6.750	06-15-76	3,370,000	3,562,107
Southern California Edison Company (6.250% to 2-1-22, then 3 month LIBOR + 4.199%) (B)(C)(G)	6.250	02-01-22	8,000,000	7,640,240
Multi-utilities 1.0%
Dominion Energy, Inc. (5.750% to 10-1-24, then 3 month LIBOR + 3.057%) (B)(C)	5.750	10-01-54	3,000,000	3,043,592

NiSource, Inc. (5.650% to 6-15-23, then 5 Year CMT + 2.843%) (B)(G)	5.650	06-15-23	2,000,000	1,840,000
Capital preferred securities (H) 0.1% (0.1% of Total investments)				$625,829
(Cost $635,707)
Financials 0.1%				625,829
Banks 0.1%
Wachovia Capital Trust III (Greater of 3 month LIBOR + 0.930% or 5.570%) (B)(E)(G)	5.570	06-01-20	630,000	625,829

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 2.3% (1.5% of Total investments)				$10,761,000
(Cost $10,761,000)
U.S. Government Agency 0.2%				1,033,000
Federal Agricultural Mortgage Corp. Discount Note	0.010	05-01-20	1,033,000	1,033,000

	Par value^	Value
Repurchase agreement 2.1%		9,728,000

Repurchase Agreement with State Street Corp. dated 4-30-20 at 0.000% to be repurchased at $9,728,000 on 5-1-20, collateralized by $9,785,000 U.S. Treasury Notes, 1.125% due 9-30-21 (valued at $9,924,524)	9,728,000	9,728,000
Total investments (Cost $800,222,327) 151.6%		$729,976,294
Other assets and liabilities, net (51.6%)		(248,312,175)
Total net assets 100.0%		$481,664,119

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund unless otherwise indicated.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
CMT	Constant Maturity Treasury
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
(A)	Includes preferred stocks and hybrid securities with characteristics of both equity and debt that pay dividends on a periodic basis.
(B)	All of a portion of this security is pledged as collateral pursuant to the Credit Facility Agreement. Total collateral value at 4-30-20 was $530,615,371. A portion of the securities pledged as collateral were loaned pursuant to the Credit Facility Agreement. The value of securities on loan amounted to $153,277,604.
(C)	All or a portion of this security is on loan as of 4-30-20, and is a component of the fund's leverage under the Credit Facility Agreement.
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK PREFERRED INCOME FUND III	5

(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(E)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(F)	Non-income producing security.
(G)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(H)	Includes hybrid securities with characteristics of both equity and debt that trade with, and pay, interest income.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
6	JOHN HANCOCK PREFERRED INCOME FUND III | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	680	Short	Jun 2020	$(89,599,166)	$(94,562,500)	$(4,963,334)
						$(4,963,334)
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
SWAPS
Interest rate swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	77,000,000	USD	Fixed 2.136%	USD 3 Month LIBOR BBA(a)	Semi-Annual	Quarterly	Oct 2022	—	$(3,415,999)	$(3,415,999)
								—	$(3,415,999)	$(3,415,999)

(a)	At 4-30-20, the 3 month LIBOR was 0.556%.

Derivatives Currency Abbreviations
USD	U.S. Dollar

Derivatives Abbreviations
BBA	The British Banker's Association
LIBOR	London Interbank Offered Rate
OTC	Over-the-counter
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK PREFERRED INCOME FUND III	7

Notes to Fund's investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Futures contracts are typically valued at the last traded price on the exchange on which they trade. Swaps are generally valued using evaluated prices obtained from an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of April 30, 2020, by major security category or type:
	Total value at 4-30-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Preferred securities
Communication services	$58,751,613	$58,751,613	—	—
Consumer discretionary	1,182,600	1,182,600	—	—
Consumer staples	9,180,000	—	$9,180,000	—
Energy	11,970,537	11,970,537	—	—
Financials	208,869,821	200,964,701	7,905,120	—
Information technology	12,718,000	12,718,000	—	—
Real estate	27,281,165	27,281,165	—	—
Utilities	271,900,845	264,493,270	7,407,575	—
Common stocks	17,524,499	17,524,499	—	—
Corporate bonds	99,210,385	—	99,210,385	—
Capital preferred securities	625,829	—	625,829	—
Short-term investments	10,761,000	—	10,761,000	—
Total investments in securities	$729,976,294	$594,886,385	$135,089,909	—
Derivatives:
Liabilities
Futures	$(4,963,334)	$(4,963,334)	—	—
Swap contracts	(3,415,999)	—	$(3,415,999)	—
For additional information on the fund's significant accounting policies and risks, please refer to the fund's most recent semiannual or annual shareholder report and prospectus.
8	|